Income Tax - Schedule of Income Tax Rate Reconciliation After the Adoption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at U.S. Statutory Rate, amount	$ 261	$ 207
Tax at U.S. Statutory Rate, percentage	21.00%	21.00%
State and Local Income Taxes, amount
State and Local Income Taxes, percentage
Changes in statutory tax rates, amount	$ 16	$ 17
Changes in statutory tax rates, percentage	1.30%
Other foreign jurisdictions, amount	$ 1	9
Other foreign jurisdictions, percentage	0.10%
Effect of Cross-Border Tax Laws, amount
Effect of Cross-Border Tax Laws, percentage
Foreign tax credit for withholding taxes, amount
Foreign tax credit for withholding taxes, percentage
Other, amount
Other, percentage
Tax Credits, amount
Tax Credits, percentage
Changes in Valuation Allowances, amount	$ (371)	(477)
Changes in Valuation Allowances, percentage	(29.90%)
Changes in Unrecognized Tax Benefits, amount	$ (1)
Changes in Unrecognized Tax Benefits, percentage	(0.10%)
Remeasurement of deferred taxes for foreign currency effects	$ 94
Remeasurement of deferred taxes for foreign currency effects	7.60%
Effective Tax Rate, amount
Effective Tax Rate, percentage